Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions		Sep. 30, 2018	Mar. 31, 2018
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 1,599.8	¥ 1,456.5
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	1,359.2	1,219.7
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	223.9	220.8
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	6.9	6.1
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	0.2	0.3
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	6.7	6.5
Others [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 2.9	¥ 3.1

[1]	Includes both written and purchased positions.